PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS

The tax effects of temporary differences that give rise to deferred tax assets are presented below:

	2023	2022
Deferred Tax Assets:
Net operating loss carryforward	$13,080,252	$9,258,562

Total deferred tax assets	2,746,853	1,944,298

Valuation allowance	(2,746,853)	(1,944,298)

Deferred tax asset, net of valuation allowance	$—	$—

SCHEDULE OF EFFECTIVE TAX RATE	A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:
Tax benefit at federal statutory rate	(21.0)%	(21.0)%